May 6, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Division of Investment Management

RE:	Talcott Resolution Life Insurance Company DC Variable Account I (“Registrant”)

033-19946 - HV-1524 - Group Variable Annuity Contracts

033-19947 - HV-1009 - Group Variable Annuity Contracts

033-19949 - HV-1009 - Group Variable Annuity Contracts

Talcott Resolution Life Insurance Company Separate Account Two (“Registrant”)

033-19943 - HV-1531 - NQ Variable Account

033-19946 - HV-1524 - Group Variable Annuity Contracts

033-19947 - HV-1009 - Group Variable Annuity Contracts

033-19948 - HV-1008 - Variable Account QP

033-19949 - HV-1009 - Group Variable Annuity Contracts

033-59541 - HV-2025 - Group Variable Annuity Contracts

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify that:

1.         The Prospectuses and Statements of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) pursuant to this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.         The text of the Registrant’s most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on April 27, 2022.

If you should have any questions regarding the foregoing filing, please do not hesitate to contact me at 303-737-0172.

Sincerely,

/s/ Mike S. Knowles

Mike S. Knowles

Senior Counsel, Great-West Life & Annuity Insurance Company and

Great-West Life & Annuity Insurance Company of New York,

sub-administrator and agent of Talcott Resolution Life Insurance Company